Property, plant, and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 39,984	$ 48,396
Additions (i)	2,223	2,745
Disposals and impairments	(226)	(102)
Assets retirement obligation	32	(147)
Depreciation, depletion and amortization	(1,377)	(1,416)
Transfer to held for sale (Energy Assets)	(831)
Translation adjustment	4,488	(4,894)
Balance at end of year	44,293	44,582
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	78,093	76,351
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(33,800)	(31,769)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,655	10,119
Disposals and impairments	(14)	(5)
Depreciation, depletion and amortization	(223)	(225)
Transfer to held for sale (Energy Assets)	(24)
Translation adjustment	1,036	(1,139)
Transfers	474	314
Balance at end of year	9,904	9,064
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	17,313	15,956
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(7,409)	(6,892)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,085	9,239
Disposals and impairments	(13)	(16)
Depreciation, depletion and amortization	(295)	(276)
Transfer to held for sale (Energy Assets)	(306)
Translation adjustment	976	(1,098)
Transfers	763	504
Balance at end of year	9,210	8,353
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	15,167	13,724
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,957)	(5,371)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,038	4,450
Disposals and impairments	(3)	(7)
Depreciation, depletion and amortization	(302)	(351)
Transfer to held for sale (Energy Assets)	(358)
Translation adjustment	395	(397)
Transfers	763	284
Balance at end of year	4,533	3,979
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	10,798	9,706
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(6,265)	(5,727)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,547	6,925
Disposals and impairments	(7)
Assets retirement obligation	32	(147)
Depreciation, depletion and amortization	(218)	(226)
Transfer to held for sale (Energy Assets)	(1)
Translation adjustment	400	(517)
Transfers	(800)	158
Balance at end of year	3,953	6,193
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	12,320	14,734
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(8,367)	(8,541)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,088	2,612
Disposals and impairments	(7)	(3)
Depreciation, depletion and amortization	(75)	(81)
Translation adjustment	285	(332)
Transfers	116	50
Balance at end of year	2,407	2,246
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,239	3,917
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,832)	(1,671)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	660	1,359
Additions (i)	34	(4)
Depreciation, depletion and amortization	(76)	(93)
Transfer to held for sale (Energy Assets)	(37)
Translation adjustment	32	(37)
Balance at end of year	613	1,225
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	1,500	2,089
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(887)	(864)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,192	2,484
Disposals and impairments	(1)	(1)
Depreciation, depletion and amortization	(188)	(164)
Transfer to held for sale (Energy Assets)	(48)
Translation adjustment	220	(220)
Transfers	228	127
Balance at end of year	2,403	2,226
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	5,486	4,929
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(3,083)	(2,703)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,719	11,208
Additions (i)	2,189	2,749
Disposals and impairments	(181)	(70)
Transfer to held for sale (Energy Assets)	(57)
Translation adjustment	1,144	(1,154)
Transfers	(1,544)	(1,437)
Balance at end of year	11,270	11,296
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	$ 11,270	$ 11,296